Short-term borrowings	12 Months Ended
Dec. 31, 2013
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2013	2012	2011
Machinery and Power Systems:
Notes payable to banks	$16	$484	$93
Notes payable to certain former shareholders of Siwei	—	152	—
Commercial paper	—	—	—
	16	636	93
Financial Products:
Notes payable to banks	545	418	527
Commercial paper	2,502	3,654	2,818
Demand notes	616	579	550
	3,663	4,651	3,895
Total short-term borrowings	$3,679	$5,287	$3,988

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2013	2012	2011
Notes payable to banks	6.3%	5.8%	7.2%
Commercial paper	0.5%	0.6%	1.0%
Demand notes	0.8%	0.8%	0.9%

The notes payable to certain former shareholders of Siwei did not bear interest and were settled during the second quarter of 2013. Please refer to Note 26 for more information. Please refer to Note 18 and Table III for fair value information on short-term borrowings.